Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 35,153,190	$ 37,648,782	$ 38,571,080
Percentage of Total Revenue		100.00%	100.00%	100.00%
Cash-In-Transit – Non-Dedicated Vehicles (CIT Non-DV) [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 11,205,580	$ 12,045,914	$ 12,052,738
Percentage of Total Revenue		31.90%	32.00%	31.20%
Cash-In-Transit - Dedicated Vehicle to Banks (CIT DV) [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 4,556,538	$ 4,822,354	$ 4,958,139
Percentage of Total Revenue		13.00%	12.80%	12.90%
ATM Management [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 10,809,497	$ 12,542,613	$ 14,024,291
Percentage of Total Revenue		30.70%	33.30%	36.40%
Cash Processing (CPC) [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 3,034,360	$ 2,842,209	$ 2,283,835
Percentage of Total Revenue		8.60%	7.50%	5.90%
Cash Center Operations (CCT) [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 2,802,171	$ 3,256,423	$ 3,661,135
Percentage of Total Revenue		8.00%	8.60%	9.50%
Consolidate Cash Center (CCC) [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 182,263
Percentage of Total Revenue		0.50%
Cheque Center Service (CDC) [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 59,923	$ 61,197	$ 394,290
Percentage of Total Revenue		0.20%	0.20%	1.00%
Others [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total	[1]	$ 5,270	$ 399,977	$ 38,570
Percentage of Total Revenue	[1]	0.00%	1.10%	0.10%
Cash Deposit Management Solutions (GDM) [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 1,644,611	$ 1,457,307	$ 1,158,082
Percentage of Total Revenue		4.70%	3.90%	3.00%
Robotics AI solutions [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 368,659	$ 220,788
Percentage of Total Revenue		1.00%	0.60%
Information security [Member]
Significant Accounting Policies (Details) - Schedule of disaggregation information of revenue by service type [Line Items]
Total		$ 484,318
Percentage of Total Revenue		1.40%

[1]	Others includes revenues from express cash, coin processing services and international shipment.